UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2015 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 90.9%
Consumer Discretionary - 9.1%
LKQ *	7,060	$180,454
O'Reilly Automotive *	685	148,124
Tupperware Brands	2,015	139,075
		467,653
Consumer Staples - 3.4%
Church & Dwight	2,040	174,257

Energy - 3.0%
World Fuel Services	2,625	150,885

Financials - 3.9%
Affiliated Managers Group *	925	198,671

Health Care - 21.2%
BioMarin Pharmaceutical *	1,445	180,076
Catamaran *	3,425	203,924
Cooper Companies	915	171,489
Foundation Medicine *	2,025	97,423
Medivation *	1,465	189,088
Mettler-Toledo International *	445	146,249
Varian Medical Systems *	1,030	96,913
		1,085,162
Industrials - 19.5%
Copart *	4,560	171,319
Donaldson	3,860	145,561
Flowserve	2,915	164,668
Hexcel	3,470	178,428
Middleby *	1,625	166,806
Quanta Services *	5,995	171,037
		997,819
Information Technology - 20.0%
ANSYS *	1,380	121,702
Computer Modelling Group (a)	16,805	171,450
FEI	2,625	200,392
Jack Henry & Associates	2,885	201,633
Monotype Imaging Holdings	4,500	146,880
Qualys *	3,885	180,575
		1,022,632

Materials - 2.9%
FMC	2,605	149,136

Telecommunication Services - 4.1%
SBA Communications - Class A *	1,805	211,366

Utilities - 3.8%
ITC Holdings	5,180	193,887
TOTAL COMMON STOCKS
(Cost $4,570,399)		4,651,468

SHORT-TERM INVESTMENT - 8.7%
Fidelity Institutional Government Portfolio - Class I
0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $443,336)	443,336	443,336

Total Investments - 99.6%
(Cost $5,013,735)		5,094,804
Other Assets and Liabilities, Net - 0.4%		19,533
Total Net Assets - 100.0%		$5,114,337

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2015, the fair value of this investment was $171,450 or 3.4% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Computer Modelling Group	16,805	1/15-3/15	$160,945

^	Variable rate security - The rate shown is the rate in effect at March 31, 2015.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,480,018	$171,450	$-	$4,651,468
Short-Term Investment	443,336	-	-	443,336
Total Investments in Securities	$4,923,354	$171,450	$-	$5,094,804

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

TorrayResolute Small/Mid Cap Growth Fund

Cost of investments	$5,013,735

Gross unrealized appreciation	112,956
Gross unrealized depreciation	(31,887)
Net unrealized appreciation	$81,069

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                  James R. Arnold, President

Date   May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                    James R. Arnold, President

Date   May 21, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, Treasurer

Date   May 21, 2015